Label		Element	Value
(Delaware Healthcare Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may invest up to 50% of its total assets in non-U.S. companies. The Fund may also invest up to 25% of its total assets in companies located in emerging markets.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market— such as the stock or bond market— will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Healthcare sector risk — The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Delaware Healthcare Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 15.52%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.95% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -15.99% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Healthcare Fund) | Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	25.37%
5 Years		rr_AverageAnnualReturnYear05	20.20%
Lifetime		rr_AverageAnnualReturnSinceInception	12.49%
(Delaware Healthcare Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	981
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,277
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,116
Annual Return 2008		rr_AnnualReturn2008	(12.81%)
Annual Return 2009		rr_AnnualReturn2009	61.31%
Annual Return 2010		rr_AnnualReturn2010	15.84%
Annual Return 2011		rr_AnnualReturn2011	2.78%
Annual Return 2012		rr_AnnualReturn2012	18.96%
Annual Return 2013		rr_AnnualReturn2013	50.69%
Annual Return 2014		rr_AnnualReturn2014	17.04%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 15.52%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	15.52%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 22.95% for the quarter ended Sept. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.95%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -15.99% for the quarter ended Sept. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(15.99%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Label		rr_AverageAnnualReturnLabel	(lifetime: 09/28/07–12/31/14)
1 Year		rr_AverageAnnualReturnYear01	10.31%
5 Years		rr_AverageAnnualReturnYear05	18.67%
Lifetime		rr_AverageAnnualReturnSinceInception	18.36%
(Delaware Healthcare Fund) | Class A | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.75%
5 Years		rr_AverageAnnualReturnYear05	16.81%
Lifetime		rr_AverageAnnualReturnSinceInception	16.02%
(Delaware Healthcare Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	6.69%
5 Years		rr_AverageAnnualReturnYear05	14.43%
Lifetime		rr_AverageAnnualReturnSinceInception	14.10%
(Delaware Healthcare Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,441
Label		rr_AverageAnnualReturnLabel	(lifetime: 01/28/10–12/31/14)
1 Year		rr_AverageAnnualReturnYear01	15.15%
5 Years		rr_AverageAnnualReturnYear05
Lifetime		rr_AverageAnnualReturnSinceInception	19.35%
(Delaware Healthcare Fund) | Class R
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,911
Label		rr_AverageAnnualReturnLabel	(lifetime: 01/28/10–12/31/14)
1 Year		rr_AverageAnnualReturnYear01	16.74%
5 Years		rr_AverageAnnualReturnYear05
Lifetime		rr_AverageAnnualReturnSinceInception	19.93%
(Delaware Healthcare Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,352
Label		rr_AverageAnnualReturnLabel	(lifetime: 9/28/07–12/31/14)
1 Year		rr_AverageAnnualReturnYear01	17.32%
5 Years		rr_AverageAnnualReturnYear05	20.39%
Lifetime		rr_AverageAnnualReturnSinceInception	19.54%
(Delaware Smid Cap Growth Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Delaware Smid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]		rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of growth-oriented companies that its portfolio managers believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management. As of Dec. 31, 2014, the Russell 2000 Growth Index had a market capitalization range between $30.69 million and $7.28 billion, and the Russell Midcap Growth Index had a market capitalization range between $274.56 million and $33.59 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company's market capitalization is determined based on its current market capitalization. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group.

Using a bottom-up approach, the portfolio managers seek to select securities of companies that they believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping them identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]		rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market— such as the stock or bond market— will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk — The possibility that a single security's increase or decrease in value may have a greater impact on the fund's value and total return because the fund may hold larger positions in fewer securities than other funds.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]		rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	How has Delaware Smid Cap Growth Fund performed?
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Effective Jan. 21, 2010, the Fund transitioned to invest primarily in common stocks of small-to-medium-sized, growth-oriented companies. Small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth Index. Prior to this time, the Fund invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Bar Chart [Heading]		rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 8.17%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 16.94% for the quarter ended March 31, 2012, and its lowest quarterly return was -25.85% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Smid Cap Growth Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	7.05%
5 Years		rr_AverageAnnualReturnYear05	17.27%
10 Years		rr_AverageAnnualReturnYear10	9.37%
(Delaware Smid Cap Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,207
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,967
Annual Return 2005		rr_AnnualReturn2005	9.98%
Annual Return 2006		rr_AnnualReturn2006	4.97%
Annual Return 2007		rr_AnnualReturn2007	12.28%
Annual Return 2008		rr_AnnualReturn2008	(41.61%)
Annual Return 2009		rr_AnnualReturn2009	44.49%
Annual Return 2010		rr_AnnualReturn2010	35.03%
Annual Return 2011		rr_AnnualReturn2011	7.96%
Annual Return 2012		rr_AnnualReturn2012	10.38%
Annual Return 2013		rr_AnnualReturn2013	40.84%
Annual Return 2014		rr_AnnualReturn2014	2.81%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 8.17%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	8.17%
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return was 16.94% for the quarter ended March 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.94%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.85% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.85%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	(3.09%)
5 Years		rr_AverageAnnualReturnYear05	17.03%
10 Years		rr_AverageAnnualReturnYear10	9.16%
(Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	(6.08%)
5 Years		rr_AverageAnnualReturnYear05	15.31%
10 Years		rr_AverageAnnualReturnYear10	7.78%
(Delaware Smid Cap Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	0.70%
5 Years		rr_AverageAnnualReturnYear05	13.62%
10 Years		rr_AverageAnnualReturnYear10	7.30%
(Delaware Smid Cap Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	[3]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,296
1 Year		rr_AverageAnnualReturnYear01	1.24%
5 Years		rr_AverageAnnualReturnYear05	17.57%
10 Years		rr_AverageAnnualReturnYear10	9.01%
(Delaware Smid Cap Growth Fund) | Class R
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,757
1 Year		rr_AverageAnnualReturnYear01	2.57%
5 Years		rr_AverageAnnualReturnYear05	18.15%
10 Years		rr_AverageAnnualReturnYear10	9.56%
(Delaware Smid Cap Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.71%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
1 Year		rr_AverageAnnualReturnYear01	3.09%
5 Years		rr_AverageAnnualReturnYear05	18.75%
10 Years		rr_AverageAnnualReturnYear10	10.12%

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	The Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board of Trustees.
[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).